Intangible Assets - Schedule of Other Intangibles (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	£ 443	£ 563
Additions	84	102
Disposals	(1)	0
Charge	(158)	(197)
Impairment	(26)	(25)
Other intangibles at end of period	342	443
Cost
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	1,304	1,249
Additions	84	102
Disposals	(54)	(47)
Charge	0	0
Impairment	0	0
Other intangibles at end of period	1,334	1,304
Accumulated amortisation/ impairment
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	(861)	(686)
Additions	0	0
Disposals	53	47
Charge	(158)	(197)
Impairment	(26)	(25)
Other intangibles at end of period	£ (992)	£ (861)